AB Large Cap Growth Fund, Inc.

Portfolio of Investments

April 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.6%
Information Technology – 31.6%
Communications Equipment – 1.1%
Arista Networks, Inc.(a)	396,671	$125,018,799
Motorola Solutions, Inc.	350,019	65,908,578

		190,927,377

Electronic Equipment, Instruments & Components – 2.1%
Amphenol Corp. - Class A	1,692,326	113,961,233
Cognex Corp.	970,097	83,544,754
IPG Photonics Corp.(a)	721,839	156,718,465

		354,224,452

IT Services – 7.9%
EPAM Systems, Inc.(a)	295,730	135,370,407
PayPal Holdings, Inc.(a)	1,568,023	411,276,753
Visa, Inc. - Class A(b)	3,403,281	794,870,310

		1,341,517,470

Semiconductors & Semiconductor Equipment – 7.9%
ASML Holding NV ADR	406,170	263,238,777
NVIDIA Corp.	505,016	303,201,506
QUALCOMM, Inc.	3,009,230	417,681,124
Texas Instruments, Inc.	534,400	96,464,544
Xilinx, Inc.	2,136,425	273,376,943

		1,353,962,894

Software – 12.6%
Adobe, Inc.(a)	912,475	463,847,542
Fortinet, Inc.(a)	1,287,145	262,873,623
Microsoft Corp.	5,207,073	1,313,119,669
Paycom Software, Inc.(a)	37,940	14,584,516
Tyler Technologies, Inc.(a)	220,219	93,562,244

		2,147,987,594

		5,388,619,787

Health Care – 22.8%
Biotechnology – 3.9%
Regeneron Pharmaceuticals, Inc.(a)	552,881	266,101,625
Vertex Pharmaceuticals, Inc.(a)	1,833,045	399,970,419

		666,072,044

Health Care Equipment & Supplies – 8.3%
ABIOMED, Inc.(a)	224,930	72,141,799
Align Technology, Inc.(a)	499,370	297,389,816
Edwards Lifesciences Corp.(a)	3,435,409	328,150,268
IDEXX Laboratories, Inc.(a)	412,778	226,610,994
Intuitive Surgical, Inc.(a)	559,049	483,577,385

		1,407,870,262

Company	Shares	U.S. $ Value

Health Care Providers & Services – 5.0%
UnitedHealth Group, Inc.	2,143,398	$854,787,122

Health Care Technology – 0.7%
Veeva Systems, Inc. - Class A(a)	402,927	113,806,731

Life Sciences Tools & Services – 1.1%
Illumina, Inc.(a)	251,030	98,614,625
Mettler-Toledo International, Inc.(a)	65,970	86,639,721

		185,254,346

Pharmaceuticals – 3.8%
Zoetis, Inc.	3,791,089	655,972,130

		3,883,762,635

Communication Services – 16.0%
Entertainment – 2.1%
Electronic Arts, Inc.	1,534,222	217,982,262
Take-Two Interactive Software, Inc.(a)	860,944	150,992,358

		368,974,620

Interactive Media & Services – 13.9%
Alphabet, Inc. - Class C(a)	592,938	1,429,051,733
Facebook, Inc. - Class A(a)	2,888,855	939,108,983

		2,368,160,716

		2,737,135,336

Consumer Discretionary – 13.9%
Diversified Consumer Services – 0.4%
Chegg, Inc.(a)	807,526	72,943,823

Hotels, Restaurants & Leisure – 0.9%
Domino’s Pizza, Inc.	356,440	150,538,870

Internet & Direct Marketing Retail – 6.5%
Amazon.com, Inc.(a)	293,090	1,016,266,128
Etsy, Inc.(a)	464,319	92,301,974

		1,108,568,102

Specialty Retail – 3.5%
Burlington Stores, Inc.(a)	192,151	62,704,636
Home Depot, Inc. (The)	1,625,914	526,259,584

		588,964,220

Textiles, Apparel & Luxury Goods – 2.6%
NIKE, Inc. - Class B	3,369,914	446,917,995

		2,367,933,010

Consumer Staples – 5.5%
Beverages – 3.2%
Monster Beverage Corp.(a)	5,670,482	550,320,278

Food & Staples Retailing – 2.3%
Costco Wholesale Corp.	1,059,273	394,144,891

		944,465,169

Company	Shares	U.S. $ Value

Industrials – 5.0%
Building Products – 1.2%
Allegion PLC	1,095,083	$147,157,253
Trex Co., Inc.(a)	576,729	62,280,965

		209,438,218

Commercial Services & Supplies – 1.3%
Copart, Inc.(a)	1,717,275	213,817,910

Electrical Equipment – 0.5%
AMETEK, Inc.	619,220	83,551,355

Industrial Conglomerates – 1.5%
Roper Technologies, Inc.	565,979	252,675,665

Machinery – 0.5%
IDEX Corp.	395,327	88,632,313

		848,115,461

Materials – 1.5%
Chemicals – 1.5%
Sherwin-Williams Co. (The)	960,442	263,036,251

Financials – 0.3%
Capital Markets – 0.3%
MarketAxess Holdings, Inc.	96,322	47,049,444

Total Common Stocks (cost $9,076,438,093)		16,480,117,093

SHORT-TERM INVESTMENTS – 3.4%
Investment Companies – 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $580,594,689)	580,594,689	580,594,689

Total Investments – 100.0% (cost $9,657,032,782)(f)		17,060,711,782
Other assets less liabilities – 0.0%		(5,921,178)

Net Assets – 100.0%		$17,054,790,604

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of April 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,412,072,219 and gross unrealized depreciation of investments was $(8,393,219), resulting in net unrealized appreciation of $7,403,679,000.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Large Cap Growth Fund, Inc.

April 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$16,480,117,093	$—	$—	$16,480,117,093
Short-Term Investments	580,594,689	—	—	580,594,689

Total Investments in Securities	17,060,711,782	—	—	17,060,711,782
Other Financial Instruments(b)	—	—	—	—

Total	$17,060,711,782	$—	$—	$17,060,711,782

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2021 is as follows:

Fund	Market Value 07/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,150,072	$1,939,518	$2,508,995	$580,595	$265